TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (38,831)	$ (18,671)	$ 19,539
Foreign	(48,128)	(36,937)	300
Income (loss) before taxes on income	$ (86,959)	$ (55,608)	$ 19,839